Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments
Cost or Amortized Cost	$ 120,258
Fair Value	135,394
Fixed maturity securities
Investments
Cost or Amortized Cost	85,562	94,986
Gross Unrealized Gains	12,045	9,595
Gross Unrealized Losses	(138)	(502)
Fair Value	97,469	104,079
Fixed maturity securities | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	481	404
Fixed maturity securities | United States Government and government agencies and authorities
Investments
Cost or Amortized Cost	608	573
Gross Unrealized Gains	189	164
Gross Unrealized Losses	0	0
Fair Value	797	737
Fixed maturity securities | United States Government and government agencies and authorities | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | States, municipalities and political subdivisions
Investments
Cost or Amortized Cost	26,614	26,026
Gross Unrealized Gains	2,304	2,396
Gross Unrealized Losses	0	0
Fair Value	28,918	28,422
Fixed maturity securities | States, municipalities and political subdivisions | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Foreign governments
Investments
Cost or Amortized Cost	255	255
Gross Unrealized Gains	121	83
Gross Unrealized Losses	0	0
Fair Value	376	338
Fixed maturity securities | Foreign governments | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Commercial mortgage-backed
Investments
Cost or Amortized Cost	470	693
Gross Unrealized Gains	29	59
Gross Unrealized Losses	0	0
Fair Value	499	752
Fixed maturity securities | Commercial mortgage-backed | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Fixed maturity securities | Residential mortgage-backed
Investments
Cost or Amortized Cost	6,653	6,993
Gross Unrealized Gains	1,059	711
Gross Unrealized Losses	(11)	(53)
Fair Value	7,701	7,651
Fixed maturity securities | Residential mortgage-backed | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	481	404
Fixed maturity securities | Corporate
Investments
Cost or Amortized Cost	50,962	60,446
Gross Unrealized Gains	8,343	6,182
Gross Unrealized Losses	(127)	(449)
Fair Value	59,178	66,179
Fixed maturity securities | Corporate | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	0	0
Equity securities | Non-redeemable preferred stocks
Investments
Cost or Amortized Cost	7,333	6,901
Gross Unrealized Gains	678	470
Gross Unrealized Losses	(43)	(171)
Fair Value	7,968	7,200
Equity securities | Non-redeemable preferred stocks | OTTI | Available-for-sale securities.
Investments
OTTI in AOCI	$ 0	$ 0